INTANGIBLE ASSETS - Useful Life (Details)	12 Months Ended
Dec. 31, 2018
Management contracts
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	40 years
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	9 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	10 years
Other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	3 years
Other | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	7 years